PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.1%
Australia : 6.8%
279,928
ANZ Group Holdings Ltd.
$ 6,146,807
0.3
122,074
APA Group
716,652
0.0
52,680
Aristocrat Leisure Ltd.
2,438,738
0.1
18,183
ASX Ltd.
704,713
0.0
476,253  BHP Group Ltd. - Class
DI
13,304,224
0.7
41,045
BlueScope Steel Ltd.
616,532
0.0
128,462
Brambles Ltd.
2,107,759
0.1
35,345
CAR Group Ltd.
859,617
0.1
6,120
(1)
Cochlear Ltd.
1,127,828
0.1
125,520
Coles Group Ltd.
1,932,106
0.1
157,012
(1)
Commonwealth Bank of
Australia
17,339,386
0.9
49,236
Computershare Ltd.
1,182,936
0.1
187,383
Evolution Mining Ltd.
1,335,766
0.1
158,472  Fortescue Metals Group
Ltd.
1,962,587
0.1
951,133
Glencore PLC
4,380,563
0.2
190,572
Goodman Group
4,129,886
0.2
221,344  Insurance Australia
Group Ltd.
1,199,404
0.1
208,289
(1)
Lottery Corp. Ltd.
808,822
0.0
33,972
Macquarie Group Ltd.
4,931,034
0.3
257,721
Medibank Pvt Ltd.
821,046
0.1
287,388
(1)
National Australia Bank
Ltd.
8,383,613
0.5
127,095  Northern Star Resources
Ltd.
1,984,628
0.1
161,215
Origin Energy Ltd.
1,330,425
0.1
5,377
Pro Medicus Ltd.
1,094,734
0.1
69,387
Qantas Airways Ltd.
501,376
0.0
141,308  QBE Insurance Group
Ltd.
1,922,955
0.1
4,945
REA Group Ltd.
756,180
0.0
34,829
Rio Tinto Ltd.
2,809,413
0.2
105,893
Rio Tinto PLC
6,978,605
0.4
303,928
Santos Ltd.
1,349,701
0.1
487,429
Scentre Group
1,314,778
0.1
19,044
SGH Ltd.
628,640
0.0
432,106
(1)
Sigma Healthcare Ltd.
848,571
0.1
44,053
Sonic Healthcare Ltd.
623,961
0.0
422,303
South32 Ltd. - Class DI
765,516
0.0
224,576
Stockland
908,233
0.1
101,344
Suncorp Group Ltd.
1,358,789
0.1
376,743
Telstra Group Ltd.
1,201,103
0.1
291,643
Transurban Group
2,660,907
0.1
362,946
Vicinity Ltd.
604,673
0.0
32,165
(1)
Washington H Soul
Pattinson & Co. Ltd.
818,944
0.0
106,470
Wesfarmers Ltd.
6,476,920
0.3
321,072
Westpac Banking Corp.
8,272,366
0.4
18,785
WiseTech Global Ltd.
1,123,030
0.1
178,150
(1)
Woodside Energy Group
Ltd. (WDS)
2,690,236
0.1
114,616
Woolworths Group Ltd.
2,022,750
0.1
127,477,453
6.8
Austria : 0.2%
28,887
Erste Group Bank AG
2,839,674
0.2
41,308
Mondi PLC QX
571,376
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Austria (continued)
13,782
OMV AG
$ 736,344
0.0
6,372
Verbund AG
464,093
0.0
4,611,487
0.2
Belgium : 0.8%
13,963
Ageas SA
968,425
0.1
92,742  Anheuser-Busch InBev
SA
5,543,826
0.3
2,010
(1)
D'ieteren Group
377,274
0.0
4,093
Elia Group SA
472,870
0.0
7,498  Groupe Bruxelles
Lambert NV
672,191
0.0
21,547
KBC Group NV
2,582,177
0.2
38
Lotus Bakeries NV
358,557
0.0
1,442
(1)
Sofina SA
426,365
0.0
6,825
Syensqo SA
554,111
0.0
11,862
UCB SA
3,311,109
0.2
15,266,905
0.8
Brazil : 0.0%
15,494
Yara International ASA
567,917
0.0
Chile : 0.1%
36,903
Antofagasta PLC
1,372,419
0.1
China : 0.6%
346,500  BOC Hong Kong
Holdings Ltd.
1,623,274
0.1
122,762
Prosus NV
8,681,147
0.5
127,000  SITC International
Holdings Co. Ltd.
488,942
0.0
100,000
(1)
Wharf Holdings Ltd.
286,047
0.0
180,200
Wilmar International Ltd.
398,512
0.0
241,700  Yangzijiang Shipbuilding
Holdings Ltd.
632,350
0.0
12,110,272
0.6
Denmark : 1.9%
274  AP Moller - Maersk A/S -
Class A
537,474
0.0
370  AP Moller - Maersk A/S -
Class B
727,337
0.0
8,940
Carlsberg AS - Class B
1,040,598
0.1
11,802
Coloplast A/S - Class B
1,017,216
0.1
62,675
Danske Bank A/S
2,677,136
0.1
8,024
(2)
Demant A/S
279,332
0.0
19,176
DSV A/S
3,830,803
0.2
5,718
(2)
Genmab A/S
1,764,279
0.1
302,174  Novo Nordisk A/S - Class
B
16,825,552
0.9
32,975
Novozymes A/S - Class B
2,029,415
0.1
15,736
(1)(2)(3)
Orsted AS
273,721
0.0
7,412
Pandora A/S
969,100
0.1
9,046  ROCKWOOL A/S - Class
B
337,247
0.0
31,725
Tryg A/S
805,473
0.1
94,504
(1)
Vestas Wind Systems A/S
1,797,771
0.1
34,912,454
1.9
Finland : 1.0%
13,310
Elisa Oyj
698,621
0.0
41,983
Fortum Oyj
796,867
0.1
25,560
(1)
Kesko Oyj - Class B
543,967
0.0
31,807
Kone Oyj - Class B
2,169,535
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
62,222
(1)
Metso Oyj
$ 857,689
0.1
39,591
Neste Oyj
727,438
0.0
486,299
Nokia Oyj
2,338,521
0.1
22,685
Nordea Bank Abp - EUR
373,482
0.0
271,326
Nordea Bank Abp - SEK
4,460,690
0.2
10,211
Orion Oyj - Class B
783,936
0.1
227,170
Sampo Oyj - Class A
2,611,770
0.1
54,503
(1)
Stora Enso Oyj - Class R
599,803
0.0
49,947
UPM-Kymmene Oyj
1,367,884
0.1
47,068
Wartsila Oyj Abp
1,411,794
0.1
19,741,997
1.0
France : 9.1%
18,339
Accor SA
871,296
0.1
3,241
Aeroports de Paris
429,367
0.0
54,276
Air Liquide SA
11,308,797
0.6
55,752
Airbus SE
13,019,579
0.7
32,391
(2)
Alstom SA
847,559
0.1
5,767
(3)
Amundi SA
458,331
0.0
5,352
Arkema SA
339,361
0.0
166,296
AXA SA
7,974,750
0.4
3,877
BioMerieux
520,367
0.0
95,488
BNP Paribas SA
8,733,625
0.5
65,105
Bollore SE
369,220
0.0
17,960
Bouygues SA
810,064
0.1
31,931
Bureau Veritas SA
1,001,530
0.1
15,273
Capgemini SE
2,227,992
0.1
55,268
Carrefour SA
837,576
0.1
42,142
Cie de Saint-Gobain
4,566,165
0.3
62,906  Cie Generale des
Etablissements Michelin
SCA
2,265,486
0.1
5,237
Covivio SA/France
352,971
0.0
99,108
Credit Agricole SA
1,953,036
0.1
60,735
Danone SA
5,292,054
0.3
1,834
Dassault Aviation SA
617,827
0.0
63,068
Dassault Systemes SE
2,121,678
0.1
22,602
Edenred
538,262
0.0
6,420
Eiffage SA
822,519
0.1
171,367
Engie SA
3,683,807
0.2
28,245
EssilorLuxottica SA
9,200,943
0.5
4,309
Gecina SA - Class C
432,882
0.0
28,308
Getlink SE
521,985
0.0
2,972
Hermes International
7,308,287
0.4
3,530
Ipsen SA
473,997
0.0
6,966
Kering SA
2,334,295
0.1
20,133
Klepierre SA
785,993
0.0
10,430  La Francaise des Jeux
SAEM
349,741
0.0
24,605
Legrand SA
4,088,405
0.2
22,559
L'Oreal SA
9,801,624
0.5
23,463  LVMH Moet Hennessy
Louis Vuitton SE
14,438,734
0.8
174,705
Orange SA
2,833,894
0.2
18,935
Pernod Ricard SA
1,864,168
0.1
21,419
Publicis Groupe SA
2,061,227
0.1
17,988
Renault SA
739,640
0.0
20,932
Rexel SA
689,151
0.0
33,785
Safran SA
11,989,286
0.6
2,732
Sartorius Stedim Biotech
556,765
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
67,581
Societe Generale SA
$ 4,499,307
0.2
8,279
Sodexo SA
522,359
0.0
5,003
(1)
Teleperformance
373,692
0.0
8,695
Thales SA
2,748,622
0.2
192,630
TotalEnergies SE
11,732,865
0.6
11,377  Unibail-Rodamco-
Westfield
1,198,168
0.1
59,079
Veolia Environnement SA
2,014,718
0.1
46,400
Vinci SA
6,448,318
0.4
171,972,285
9.1
Germany : 9.3%
16,044
Adidas AG
3,399,436
0.2
36,232
Allianz SE
15,243,813
0.8
83,741
BASF SE
4,184,068
0.2
92,176
Bayer AG
3,068,654
0.2
26,324  Bayerische Motoren
Werke AG
2,653,135
0.1
9,283
Beiersdorf AG
971,339
0.1
11,485
Brenntag SE
688,213
0.0
72,248
Commerzbank AG
2,735,463
0.2
10,294
Continental AG
681,012
0.0
16,802
(2)
Covestro AG
1,150,052
0.1
5,839  CTS Eventim AG & Co.
KGaA
573,242
0.0
44,578
Daimler Truck Holding AG
1,843,373
0.1
173,654
Deutsche Bank AG
6,150,112
0.3
17,667
Deutsche Boerse AG
4,731,080
0.3
56,069
Deutsche Lufthansa AG
475,870
0.0
90,072
Deutsche Post AG, Reg
4,025,090
0.2
327,497  Deutsche Telekom AG,
Reg
11,157,682
0.6
210,648
E.ON SE
3,967,665
0.2
23,985
Evonik Industries AG
417,078
0.0
20,593  Fresenius Medical Care
AG & Co. KGaA
1,088,087
0.1
39,634  Fresenius SE & Co.
KGaA
2,214,973
0.1
13,708
GEA Group AG
1,013,464
0.1
5,643
Hannover Rueck SE
1,702,830
0.1
12,556
Heidelberg Materials AG
2,838,238
0.2
9,725
Henkel AG & Co. KGaA
721,856
0.0
5,960
Hensoldt AG
776,248
0.1
122,528
Infineon Technologies AG
4,806,808
0.3
6,788
Knorr-Bremse AG
638,676
0.0
7,090
LEG Immobilien SE
565,059
0.0
67,758  Mercedes-Benz Group
AG
4,270,799
0.2
12,095
Merck KGaA
1,569,267
0.1
5,050
MTU Aero Engines AG
2,329,761
0.1
12,258  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
7,826,440
0.4
5,404
Nemetschek SE
705,232
0.0
480
Rational AG
366,807
0.0
4,306
Rheinmetall AG
10,072,501
0.5
59,322
RWE AG
2,638,574
0.1
97,974
SAP SE
26,234,303
1.4
7,019
(3)
Scout24 SE
880,588
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
71,307
Siemens AG, Reg
$ 19,251,380
1.0
63,746
(2)
Siemens Energy AG
7,495,221
0.4
31,668
(3)
Siemens Healthineers AG
1,715,340
0.1
12,426
Symrise AG
1,080,696
0.1
6,041
Talanx AG
805,433
0.1
70,562
Vonovia SE
2,205,195
0.1
21,009
(2)(3)
Zalando SE
644,731
0.0
174,574,884
9.3
Hong Kong : 1.9%
997,400
AIA Group Ltd.
9,559,047
0.5
180,000
CK Asset Holdings Ltd.
871,759
0.1
59,000  CK Infrastructure
Holdings Ltd.
387,090
0.0
153,500
CLP Holdings Ltd.
1,270,106
0.1
5,765
(1)
Futu Holdings Ltd., ADR
1,002,591
0.1
70,500
(1)
Hang Seng Bank Ltd.
1,072,793
0.1
136,000  Henderson Land
Development Co. Ltd.
479,055
0.0
355,000  HKT Trust & HKT Ltd. -
Stapled Security
524,875
0.0
1,048,000  Hong Kong & China Gas
Co. Ltd.
909,447
0.1
113,000  Hong Kong Exchanges &
Clearing Ltd.
6,415,073
0.3
103,200  Hongkong Land Holdings
Ltd.
653,256
0.0
15,200  Jardine Matheson
Holdings Ltd.
932,976
0.1
243,300
Link REIT
1,250,073
0.1
145,500
(1)
MTR Corp. Ltd.
492,748
0.0
129,500
(1)
Power Assets Holdings
Ltd.
819,687
0.0
242,241
Prudential PLC
3,391,305
0.2
344,000
Sino Land Co. Ltd.
434,928
0.0
135,500  Sun Hung Kai Properties
Ltd.
1,620,790
0.1
32,500
(1)
Swire Pacific Ltd. - Class
A
275,429
0.0
137,500  Techtronic Industries Co.
Ltd.
1,757,694
0.1
780,500
(3)
WH Group Ltd.
845,243
0.0
156,000  Wharf Real Estate
Investment Co. Ltd.
460,638
0.0
35,426,603
1.9
Ireland : 0.4%
16,554
AerCap Holdings NV
2,003,034
0.1
200,481
AIB Group PLC
1,827,739
0.1
90,389  Bank of Ireland Group
PLC
1,496,604
0.1
15,446  Kerry Group PLC - Class
A
1,394,433
0.1
14,479
(1)
Kingspan Group PLC
1,210,606
0.0
7,932,416
0.4
Israel : 0.9%
3,972
Azrieli Group Ltd.
394,017
0.0
117,427
Bank Hapoalim BM
2,386,961
0.1
140,337
Bank Leumi Le-Israel BM
2,765,003
0.2
8,113
(2)
Check Point Software
Technologies Ltd.
1,678,661
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
2,609
Elbit Systems Ltd.
$ 1,327,313
0.1
72,457
ICL Group Ltd.
452,441
0.0
115,055  Israel Discount Bank Ltd.
- Class A
1,136,713
0.1
14,552
Mizrahi Tefahot Bank Ltd.
956,151
0.1
5,919
(1)(2)
Nice Ltd.
857,451
0.0
2,749
(2)
Nova Ltd.
874,172
0.0
21,200
Phoenix Financial Ltd.
793,815
0.0
107,333
(2)
Teva Pharmaceutical
Industries Ltd., ADR
2,168,127
0.1
5,223
(2)
Wix.com Ltd.
927,761
0.1
16,718,586
0.9
Italy : 3.2%
79,974  Assicurazioni Generali
SpA
3,142,988
0.2
20,926
Banca Mediolanum SpA
420,295
0.0
185,008  Banca Monte dei Paschi
di Siena SpA
1,646,243
0.1
106,343
Banco BPM SpA
1,596,053
0.1
136,851
BPER Banca
1,522,083
0.1
20,400  Coca-Cola HBC AG -
Class DI
962,443
0.0
57,611
(1)
Davide Campari-Milano
NV
364,307
0.0
763,108
Enel SpA
7,231,645
0.4
191,909
(1)
Eni SpA
3,357,669
0.2
11,827
Ferrari NV
5,732,811
0.3
57,231  FinecoBank Banca
Fineco SpA
1,242,125
0.1
26,230
(1)(3)
Infrastrutture Wireless
Italiane SpA
308,241
0.0
1,336,339
Intesa Sanpaolo SpA
8,845,489
0.5
37,971
Leonardo SpA
2,429,645
0.1
21,859
Moncler SpA
1,286,479
0.1
51,940
(1)(3)
Nexi SpA
294,256
0.0
42,779
(3)
Poste Italiane SpA
1,016,905
0.1
26,415
Prysmian SpA
2,628,868
0.1
10,764  Recordati Industria
Chimica e Farmaceutica
SpA
656,983
0.0
79,562
Ryanair Holdings PLC
2,325,001
0.1
188,706
Snam SpA
1,133,038
0.1
1,078,712
(2)
Telecom Italia SpA/Milano
565,184
0.0
131,667
(1)
Terna - Rete Elettrica
Nazionale
1,336,225
0.1
131,534
UniCredit SpA
10,009,123
0.5
33,571
Unipol Gruppo SpA
721,698
0.0
60,775,797
3.2
Japan : 21.6%
71,900
Advantest Corp.
7,113,985
0.4
208,500
Aeon Co. Ltd.
2,530,826
0.1
18,300
AGC, Inc.
596,806
0.0
46,300
Aisin Corp.
799,608
0.0
84,900
Ajinomoto Co., Inc.
2,434,016
0.1
15,000
ANA Holdings, Inc.
289,792
0.0
135,200  Asahi Group Holdings
Ltd.
1,620,904
0.1
115,000
Asahi Kasei Corp.
903,869
0.1
65,500
Asics Corp.
1,713,971
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
169,800
(1)
Astellas Pharma, Inc.
$ 1,850,818
0.1
54,900  Bandai Namco Holdings,
Inc.
1,826,606
0.1
53,600
Bridgestone Corp.
2,477,294
0.1
81,300
Canon, Inc.
2,372,586
0.1
32,400
Capcom Co. Ltd.
879,693
0.1
72,300  Central Japan Railway
Co.
2,072,816
0.1
52,800
(1)
Chiba Bank Ltd.
553,474
0.0
64,000  Chubu Electric Power
Co., Inc.
888,833
0.1
62,900  Chugai Pharmaceutical
Co. Ltd.
2,788,641
0.2
96,400  Concordia Financial
Group Ltd.
738,044
0.0
36,800  Dai Nippon Printing Co.
Ltd.
625,774
0.0
30,200
Daifuku Co. Ltd.
966,520
0.1
329,900  Dai-ichi Life Holdings,
Inc.
2,595,050
0.1
160,000
Daiichi Sankyo Co. Ltd.
3,600,034
0.2
24,800
Daikin Industries Ltd.
2,858,500
0.2
27,500
(1)
Daito Trust Construction
Co. Ltd.
603,384
0.0
52,500  Daiwa House Industry
Co. Ltd.
1,885,539
0.1
124,800
(1)
Daiwa Securities Group,
Inc.
1,014,135
0.1
163,900
Denso Corp.
2,358,797
0.1
8,700
Disco Corp.
2,727,802
0.2
90,500
East Japan Railway Co.
2,213,525
0.1
24,600
Eisai Co. Ltd.
831,057
0.1
255,400
ENEOS Holdings, Inc.
1,617,501
0.1
87,600
FANUC Corp.
2,517,357
0.1
17,900
Fast Retailing Co. Ltd.
5,436,442
0.3
12,600
Fuji Electric Co. Ltd.
844,625
0.1
105,000
(1)
FUJIFILM Holdings Corp.
2,611,171
0.1
23,600
Fujikura Ltd.
2,308,479
0.1
165,200
Fujitsu Ltd.
3,875,317
0.2
22,600  Hankyu Hanshin
Holdings, Inc.
666,453
0.0
1,700
Hikari Tsushin, Inc.
473,567
0.0
429,900
Hitachi Ltd.
11,389,370
0.6
371,500
(1)
Honda Motor Co. Ltd.
3,833,630
0.2
32,200
Hoya Corp.
4,452,306
0.2
43,100
(1)
Hulic Co. Ltd.
472,132
0.0
72,500
Idemitsu Kosan Co. Ltd.
496,015
0.0
96,600
IHI Corp.
1,799,105
0.1
82,500
Inpex Corp.
1,485,468
0.1
50,100
(1)
Isuzu Motors Ltd.
631,429
0.0
111,500
ITOCHU Corp.
6,344,171
0.3
13,500
(1)
Japan Airlines Co. Ltd.
271,828
0.0
92,900  Japan Exchange Group,
Inc.
1,037,413
0.1
168,600
Japan Post Bank Co. Ltd.
2,064,493
0.1
166,900  Japan Post Holdings Co.
Ltd.
1,656,533
0.1
17,900  Japan Post Insurance
Co. Ltd.
507,305
0.0
112,600
Japan Tobacco, Inc.
3,692,948
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
53,900
(1)
JFE Holdings, Inc.
$ 661,414
0.0
39,600
Kajima Corp.
1,154,136
0.1
88,700  Kansai Electric Power
Co., Inc.
1,268,751
0.1
43,600
Kao Corp.
1,900,134
0.1
14,200  Kawasaki Heavy
Industries Ltd.
937,194
0.1
32,900
(1)
Kawasaki Kisen Kaisha
Ltd.
467,801
0.0
294,700
KDDI Corp.
4,700,031
0.3
18,300
Keyence Corp.
6,817,865
0.4
63,500
Kikkoman Corp.
537,751
0.0
72,700
Kirin Holdings Co. Ltd.
1,065,137
0.1
14,100
Kobe Bussan Co. Ltd.
388,602
0.0
89,200
Komatsu Ltd.
3,107,479
0.2
9,400
Konami Group Corp.
1,356,062
0.1
91,500
(1)
Kubota Corp.
1,149,643
0.1
120,100
Kyocera Corp.
1,613,387
0.1
22,200
Kyowa Kirin Co. Ltd.
347,041
0.0
7,500
Lasertec Corp.
1,026,038
0.1
41,300
M3, Inc.
668,577
0.0
21,000
Makita Corp.
680,640
0.0
132,400
Marubeni Corp.
3,303,673
0.2
31,100  MatsukiyoCocokara &
Co.
631,737
0.0
22,400
MEIJI Holdings Co. Ltd.
464,472
0.0
34,000
MINEBEA MITSUMI, Inc.
638,887
0.0
120,100  Mitsubishi Chemical
Group Corp.
689,872
0.0
301,900
Mitsubishi Corp.
7,197,117
0.4
178,400
Mitsubishi Electric Corp.
4,581,979
0.2
99,800
Mitsubishi Estate Co. Ltd.
2,293,788
0.1
82,400  Mitsubishi HC Capital,
Inc.
680,681
0.0
300,700  Mitsubishi Heavy
Industries Ltd.
7,869,051
0.4
1,075,600  Mitsubishi UFJ Financial
Group, Inc.
17,350,911
0.9
231,700
Mitsui & Co. Ltd.
5,753,392
0.3
248,000
Mitsui Fudosan Co. Ltd.
2,699,754
0.2
32,300
(1)
Mitsui OSK Lines Ltd.
980,612
0.1
235,900  Mizuho Financial Group,
Inc.
7,929,985
0.4
23,500
MonotaRO Co. Ltd.
341,191
0.0
120,700
(1)
MS&AD Insurance Group
Holdings, Inc.
2,733,365
0.2
156,600  Murata Manufacturing
Co. Ltd.
2,972,903
0.2
121,600
NEC Corp.
3,892,305
0.2
30,800
Nexon Co. Ltd.
675,924
0.0
78,100
NIDEC Corp.
1,388,217
0.1
103,600
Nintendo Co. Ltd.
8,963,394
0.5
730  Nippon Building Fund,
Inc.
688,609
0.0
88,700  Nippon Paint Holdings
Co. Ltd.
605,144
0.0
16,200  Nippon Sanso Holdings
Corp.
573,735
0.0
452,500
(1)
Nippon Steel Corp.
1,863,731
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,803,600  Nippon Telegraph &
Telephone Corp.
$ 2,930,662
0.2
41,000
(1)
Nippon Yusen KK
1,399,131
0.1
208,500
(1)(2)
Nissan Motor Co. Ltd.
507,067
0.0
18,000
(1)
Nissin Foods Holdings
Co. Ltd.
339,042
0.0
37,500
Nitori Holdings Co. Ltd.
725,075
0.0
66,100
Nitto Denko Corp.
1,566,883
0.1
282,000
(1)
Nomura Holdings, Inc.
2,066,686
0.1
35,400  Nomura Research
Institute Ltd.
1,359,078
0.1
60,800
Obayashi Corp.
997,942
0.1
30,300
Obic Co. Ltd.
1,056,058
0.1
106,600
Olympus Corp.
1,347,746
0.1
3,600
(1)
Oracle Corp. Japan
367,571
0.0
101,400
(1)
Oriental Land Co. Ltd./
Japan
2,441,010
0.1
109,100
ORIX Corp.
2,863,437
0.2
34,000
Osaka Gas Co. Ltd.
984,765
0.1
21,300
Otsuka Corp.
444,621
0.0
40,800
Otsuka Holdings Co. Ltd.
2,175,895
0.1
178,500  Pan Pacific International
Holdings Corp.
1,175,234
0.1
218,800  Panasonic Holdings
Corp.
2,374,877
0.1
142,100
(1)(2)
Rakuten Group, Inc.
921,471
0.1
124,700
Recruit Holdings Co. Ltd.
6,704,355
0.4
158,000  Renesas Electronics
Corp.
1,817,820
0.1
194,300
Resona Holdings, Inc.
1,981,335
0.1
47,400
Ryohin Keikaku Co. Ltd.
943,125
0.1
16,700
Sanrio Co. Ltd.
783,899
0.0
26,300
SBI Holdings, Inc.
1,145,036
0.1
7,600
(1)
SCREEN Holdings Co.
Ltd.
688,653
0.0
14,600
SCSK Corp.
437,025
0.0
39,300
Secom Co. Ltd.
1,441,815
0.1
35,400
Sekisui Chemical Co. Ltd.
659,030
0.0
55,800
Sekisui House Ltd.
1,269,036
0.1
195,500  Seven & i Holdings Co.
Ltd.
2,623,301
0.1
27,000
(1)
SG Holdings Co. Ltd.
278,893
0.0
22,200
Shimadzu Corp.
559,829
0.0
7,100
Shimano, Inc.
793,486
0.0
158,300  Shin-Etsu Chemical Co.
Ltd.
5,183,302
0.3
70,800
Shionogi & Co. Ltd.
1,247,486
0.1
37,400
(1)
Shiseido Co. Ltd.
638,432
0.0
5,400
SMC Corp.
1,669,098
0.1
2,691,100
SoftBank Corp.
3,958,069
0.2
89,600
SoftBank Group Corp.
11,305,777
0.6
83,400
Sompo Holdings, Inc.
2,578,358
0.1
577,000
(2)
Sony Financial Group,
Inc.
639,876
0.0
577,000
Sony Group Corp.
16,586,847
0.9
54,900
Subaru Corp.
1,118,824
0.1
102,300
Sumitomo Corp.
2,959,845
0.2
66,900  Sumitomo Electric
Industries Ltd.
1,903,576
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
23,100
(1)
Sumitomo Metal Mining
Co. Ltd.
$ 743,704
0.0
346,200  Sumitomo Mitsui
Financial Group, Inc.
9,739,601
0.5
60,100  Sumitomo Mitsui Trust
Holdings, Inc.
1,744,343
0.1
29,000  Sumitomo Realty &
Development Co. Ltd.
1,279,172
0.1
13,000  Suntory Beverage & Food
Ltd.
406,301
0.0
147,100
Suzuki Motor Corp.
2,141,612
0.1
47,100
Sysmex Corp.
582,267
0.0
45,800
T&D Holdings, Inc.
1,119,523
0.1
14,600
Taisei Corp.
1,003,273
0.1
149,300
(1)
Takeda Pharmaceutical
Co. Ltd.
4,385,000
0.2
182,400
TDK Corp.
2,641,299
0.1
125,000
Terumo Corp.
2,062,065
0.1
19,900
TIS, Inc.
656,404
0.0
9,900
Toho Co. Ltd./Tokyo
636,401
0.0
172,400  Tokio Marine Holdings,
Inc.
7,296,512
0.4
42,000
Tokyo Electron Ltd.
7,445,213
0.4
29,600
Tokyo Gas Co. Ltd.
1,052,536
0.1
27,300
(1)
Tokyo Metro Co. Ltd.
312,893
0.0
46,800
(1)
Tokyu Corp.
570,745
0.0
22,400
TOPPAN Holdings, Inc.
573,934
0.0
129,800
Toray Industries, Inc.
828,094
0.1
15,300
(1)
Toyota Industries Corp.
1,720,768
0.1
889,200
Toyota Motor Corp.
17,078,390
0.9
64,800
Toyota Tsusho Corp.
1,793,815
0.1
11,900
Trend Micro, Inc./Japan
651,320
0.0
104,600
Unicharm Corp.
678,590
0.0
39,800
West Japan Railway Co.
872,732
0.1
23,400
(1)
Yakult Honsha Co. Ltd.
381,578
0.0
86,400
(1)
Yamaha Motor Co. Ltd.
646,899
0.0
21,400
Yokogawa Electric Corp.
614,150
0.0
260,600
Z Holdings Corp.
836,528
0.1
9,000
Zensho Holdings Co. Ltd.
587,946
0.0
41,800
ZOZO, Inc.
384,086
0.0
408,257,942
21.6
Luxembourg : 0.1%
43,893
ArcelorMittal SA
1,583,485
0.1
19,947
(3)
CVC Capital Partners
PLC
348,300
0.0
11,080
(1)
Eurofins Scientific SE
808,026
0.0
2,739,811
0.1
Macao : 0.1%
205,000  Galaxy Entertainment
Group Ltd.
1,127,163
0.1
227,200
(1)
Sands China Ltd.
631,320
0.0
1,758,483
0.1
Mexico : 0.0%
20,742
Fresnillo PLC
661,644
0.0
Netherlands : 4.3%
54,712
(3)
ABN AMRO Bank NV
1,755,142
0.1
2,365
(2)(3)
Adyen NV
3,805,482
0.2
123,735
Aegon Ltd.
997,555
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
15,982
Akzo Nobel NV
$ 1,140,602
0.1
5,742
(2)
Argenx SE
4,242,487
0.2
4,397
ASM International, N.V.
2,652,057
0.1
36,951
ASML Holding NV
36,034,242
1.9
13,843
ASR Nederland NV
942,010
0.0
6,852
(1)
BE Semiconductor
Industries NV
1,025,957
0.1
7,316
(3)
Euronext NV
1,095,292
0.1
8,773
EXOR NV
858,666
0.0
12,129
Heineken Holding NV
832,817
0.0
27,022
Heineken NV
2,116,072
0.1
5,531
(1)
IMCD NV
573,276
0.0
283,495
ING Groep NV
7,432,057
0.4
15,989
JDE Peet's NV
586,600
0.0
85,433  Koninklijke Ahold
Delhaize NV
3,457,014
0.2
363,927
Koninklijke KPN NV
1,746,687
0.1
72,278
Koninklijke Philips, N.V.
1,979,994
0.1
25,173
NN Group NV
1,775,143
0.1
10,155
Randstad NV
433,003
0.0
103,250
(1)
Universal Music Group
NV
2,983,672
0.2
22,379
Wolters Kluwer NV
3,054,740
0.2
81,520,567
4.3
New Zealand : 0.3%
157,974  Auckland International
Airport Ltd.
722,103
0.1
78,372
Contact Energy Ltd.
413,508
0.0
54,862  Fisher & Paykel
Healthcare Corp. Ltd.
1,178,422
0.1
87,314
Infratil Ltd.
625,797
0.0
122,378
Meridian Energy Ltd.
395,184
0.0
15,445
(2)
Xero Ltd.
1,611,609
0.1
4,946,623
0.3
Norway : 0.6%
29,572
Aker BP ASA
750,518
0.0
83,803
DNB Bank ASA
2,284,134
0.1
71,967
Equinor ASA
1,754,996
0.1
18,716  Gjensidige Forsikring
ASA
550,001
0.0
41,157
Kongsberg Gruppen ASA
1,315,269
0.1
43,552
Mowi ASA
921,369
0.1
131,603
Norsk Hydro ASA
894,784
0.1
65,600
Orkla ASA
685,837
0.0
6,258
Salmar ASA
334,637
0.0
57,623
Telenor ASA
956,167
0.1
10,447,712
0.6
Poland : 0.0%
23,456
(2)
InPost SA
288,783
0.0
Portugal : 0.2%
779,936  Banco Comercial
Portugues SA - Class R
692,387
0.0
293,657  EDP - Energias de
Portugal SA
1,393,690
0.1
39,046
Galp Energia SGPS SA
739,914
0.1
26,500  Jeronimo Martins SGPS
SA
645,150
0.0
3,471,141
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 1.8%
367,400  CapitaLand Ascendas
REIT
$ 795,051
0.0
547,535  CapitaLand Integrated
Commercial Trust
972,392
0.1
219,100  CapitaLand Investment
Ltd./Singapore
457,580
0.0
199,660
DBS Group Holdings Ltd.
7,918,078
0.4
567,400
Genting Singapore Ltd.
323,474
0.0
222,046
(2)
Grab Holdings Ltd. -
Class A
1,336,717
0.1
136,300
Keppel Corp. Ltd.
943,435
0.1
317,700  Oversea-Chinese
Banking Corp. Ltd.
4,050,553
0.2
35,892
(2)
Sea Ltd., ADR
6,414,977
0.3
83,900
Sembcorp Industries Ltd.
391,998
0.0
142,100
(1)
Singapore Airlines Ltd.
718,374
0.0
80,200
Singapore Exchange Ltd.
1,029,559
0.1
146,100
(1)
Singapore Technologies
Engineering Ltd.
975,588
0.1
697,300  Singapore
Telecommunications Ltd.
2,229,315
0.1
64,126
STMicroelectronics NV
1,812,522
0.1
118,200  United Overseas Bank
Ltd.
3,174,314
0.2
33,543,927
1.8
South Africa : 0.2%
105,004
Anglo American PLC
3,959,419
0.2
South Korea : 0.0%
17,870
(2)(3)
Delivery Hero SE
513,127
0.0
Spain : 3.4%
2,310
(1)
Acciona SA
464,170
0.0
16,997  ACS Actividades de
Construccion y Servicios
SA
1,362,451
0.1
70,369
(3)
Aena SME SA
1,923,846
0.1
42,268
Amadeus IT Group SA
3,359,883
0.2
540,738  Banco Bilbao Vizcaya
Argentaria SA
10,419,853
0.6
471,358
Banco de Sabadell SA
1,839,814
0.1
1,396,611
Banco Santander SA
14,656,524
0.8
63,087
Bankinter SA
997,302
0.1
365,641
CaixaBank SA
3,861,881
0.2
46,279
(3)
Cellnex Telecom SA
1,602,990
0.1
29,517
(1)
EDP Renovaveis SA
390,114
0.0
29,724
Endesa SA
949,563
0.0
27,914
(1)
Grifols SA
406,404
0.0
595,521
Iberdrola SA
11,272,849
0.6
102,347  Industria de Diseno Textil
SA
5,664,292
0.3
37,976
Red Electrica Corp. SA
733,231
0.0
108,310
Repsol SA
1,925,998
0.1
344,900
(1)
Telefonica SA
1,774,931
0.1
63,606,096
3.4
Sweden : 3.0%
24,324
AddTech AB - Class B
791,266
0.0
27,075
Alfa Laval AB
1,236,387
0.1
94,040
Assa Abloy AB - Class B
3,273,333
0.2
252,019
Atlas Copco AB - Class A
4,273,734
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
146,207
Atlas Copco AB - Class B
$ 2,200,044
0.1
36,020
(1)
Beijer Ref AB
563,055
0.0
26,598
(2)
Boliden AB
1,085,687
0.1
61,671
Epiroc AB - Class A
1,305,580
0.1
36,494
Epiroc AB - Class B
690,411
0.0
34,843
(1)
EQT AB
1,208,405
0.1
56,371
Essity AB - Class B
1,473,489
0.1
13,429
(3)
Evolution AB
1,105,528
0.1
67,191
(1)(2)
Fastighets AB Balder
481,458
0.0
53,009
(1)
H & M Hennes & Mauritz
AB - Class B
990,935
0.1
194,797
Hexagon AB - Class B
2,324,542
0.1
7,152
(1)
Holmen AB - Class B
271,733
0.0
11,154  Industrivarden AB - Class
A
443,121
0.0
14,625
(1)
Industrivarden AB - Class
C
580,518
0.0
25,570
Indutrade AB
588,302
0.0
13,892  Investment AB Latour -
Class B
329,858
0.0
162,395
Investor AB - Class B
5,083,668
0.3
7,131  L E Lundbergforetagen
AB - Class B
370,527
0.0
21,815
Lifco AB - Class B
738,649
0.0
141,821
(1)
Nibe Industrier AB - Class
B
560,543
0.0
29,975
(1)
Saab AB - Class B
1,841,731
0.1
20,567
Sagax AB - Class B
429,676
0.0
100,039
Sandvik AB
2,794,629
0.2
46,024
(1)
Securitas AB - Class B
693,724
0.0
142,042  Skandinaviska Enskilda
Banken AB - Class A
2,785,096
0.2
31,846
Skanska AB - Class B
826,591
0.1
31,924
SKF AB - Class B
793,988
0.1
56,850
(1)
Svenska Cellulosa AB
SCA - Class B
752,495
0.0
136,495  Svenska Handelsbanken
AB - Class A
1,780,937
0.1
79,658
Swedbank AB - Class A
2,404,533
0.1
18,323
(2)
Swedish Orphan
Biovitrum AB
560,102
0.0
51,230
Tele2 AB - Class B
873,912
0.1
262,581
(1)
Telefonaktiebolaget LM
Ericsson - Class B
2,175,748
0.1
220,781
Telia Co. AB
842,273
0.1
18,940
Trelleborg AB - Class B
708,133
0.0
149,057
Volvo AB - Class B
4,286,522
0.2
56,520,863
3.0
Switzerland : 4.8%
147,053
ABB Ltd., Reg
10,641,245
0.6
3,857
Baloise Holding AG, Reg
954,592
0.1
2,826
(1)
Banque Cantonale
Vaudoise
334,874
0.0
335
(1)
Barry Callebaut AG
461,366
0.0
923
Belimo Holding AG
970,725
0.1
1,976
BKW AG
423,810
0.0
10  Chocoladefabriken Lindt
& Spruengli AG
1,504,708
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
89  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
$ 1,360,694
0.1
50,438  Cie Financiere Richemont
SA
9,682,402
0.5
17,403
DSM-Firmenich AG
1,484,799
0.1
8,226
Dufry AG, Reg
449,170
0.0
657
EMS-Chemie Holding AG
466,779
0.0
12,276
Galderma Group AG
2,170,400
0.1
3,183
Geberit AG, Reg
2,403,807
0.1
866
Givaudan SA, Reg
3,532,451
0.2
3,474
Helvetia Holding AG
853,702
0.0
19,278
Julius Baer Group Ltd.
1,342,375
0.1
4,520  Kuehne + Nagel
International AG
845,861
0.0
14,233
Logitech International SA
1,565,608
0.1
6,589
Lonza Group AG
4,405,658
0.2
2,129  Partners Group Holding
AG
2,785,606
0.1
39,219
Sandoz Group AG
2,339,127
0.1
3,810
Schindler Holding AG
1,448,853
0.1
2,197  Schindler Holding AG
(SCHN)
794,983
0.0
15,534
SGS SA
1,614,291
0.1
28,618
SIG Group AG
296,791
0.0
14,304
Sika AG, Reg
3,212,088
0.2
4,743
Sonova Holding AG, Reg
1,301,035
0.1
10,445
Straumann Holding AG
1,119,763
0.1
2,708
(1)
Swatch Group AG - Class
BR
511,806
0.0
2,688
Swiss Life Holding AG
2,901,996
0.2
7,508
Swiss Prime Site AG
1,051,787
0.1
2,424
Swisscom AG, Reg
1,761,885
0.1
297,847
UBS Group AG
12,245,548
0.6
2,527
(3)
VAT Group AG
1,008,696
0.1
13,732  Zurich Insurance Group
AG
9,815,405
0.5
90,064,686
4.8
United Kingdom : 11.1%
91,329
3i Group PLC
5,034,325
0.3
24,364
Admiral Group PLC
1,099,625
0.1
40,036
Ashtead Group PLC
2,684,869
0.1
30,499  Associated British Foods
PLC
842,727
0.0
145,491
AstraZeneca PLC
22,289,375
1.2
82,277
(3)
Auto Trader Group PLC
874,052
0.0
286,822
Aviva PLC
2,653,332
0.1
282,640
BAE Systems PLC
7,867,686
0.4
1,326,929
Barclays PLC
6,827,478
0.4
128,509  Barratt Developments
PLC
676,107
0.0
195,587  British American Tobacco
PLC
10,402,742
0.6
561,082
BT Group PLC
1,443,493
0.1
30,656
Bunzl PLC
968,950
0.1
455,609
Centrica PLC
1,023,111
0.1
251,000  CK Hutchison Holdings
Ltd.
1,649,066
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
21,560  Coca-Cola European
Partners PLC - USD
$ 1,949,240
0.1
159,261
Compass Group PLC
5,428,530
0.3
9,261
(1)
DCC PLC
596,148
0.0
208,791
Diageo PLC
4,995,884
0.3
56,856
Entain PLC
671,950
0.0
35,527
Halma PLC
1,653,809
0.1
15,614  Hikma Pharmaceuticals
PLC
358,435
0.0
1,636,572
HSBC Holdings PLC
23,097,127
1.2
72,434
Imperial Brands PLC
3,077,100
0.2
123,439
Informa PLC
1,528,952
0.1
13,876  InterContinental Hotels
Group PLC
1,677,752
0.1
116,308  International
Consolidated Airlines
Group SA - Class DI
608,694
0.0
14,984
Intertek Group PLC
953,790
0.1
164,504
J Sainsbury PLC
739,647
0.0
242,436
JD Sports Fashion PLC
312,100
0.0
166,868
Kingfisher PLC
695,133
0.0
66,226  Land Securities Group
PLC
519,432
0.0
538,092  Legal & General Group
PLC
1,728,305
0.1
5,628,607  Lloyds Banking Group
PLC
6,369,247
0.3
44,601  London Stock Exchange
Group PLC
5,114,980
0.3
213,758
M&G PLC
728,981
0.0
192,326  Marks & Spencer Group
PLC
943,576
0.1
119,341
Melrose Industries PLC
982,519
0.1
459,912
National Grid PLC
6,608,322
0.4
759,919
NatWest Group PLC
5,367,574
0.3
10,922
Next PLC
1,820,739
0.1
55,885
Pearson PLC
794,744
0.0
65,714  Phoenix Group Holdings
PLC
570,203
0.0
63,809  Reckitt Benckiser Group
PLC
4,913,420
0.3
172,190
RELX PLC
8,227,035
0.4
236,247
Rentokil Initial PLC
1,196,767
0.1
793,359  Rolls-Royce Holdings
PLC
12,752,656
0.7
91,903
Sage Group PLC
1,363,335
0.1
68,006
Schroders PLC
345,099
0.0
120,317
Segro PLC
1,063,126
0.1
25,285
Severn Trent PLC
881,601
0.0
77,871
Smith & Nephew PLC
1,412,373
0.1
31,410
Smiths Group PLC
995,859
0.1
6,889  Spirax-Sarco Engineering
PLC
634,366
0.0
103,820
(1)
SSE PLC
2,435,170
0.1
185,391
Standard Chartered PLC
3,597,987
0.2
615,968
Tesco PLC
3,691,920
0.2
230,037
Unilever PLC
13,597,171
0.7
63,811  United Utilities Group
PLC
985,798
0.1
1,827,008
Vodafone Group PLC
2,124,634
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
16,518
Whitbread PLC
$ 716,653
0.0
62,348
(2)
Wise PLC - Class A
869,150
0.0
100,955
WPP PLC
503,231
0.0
208,537,202
11.1
United States : 9.4%
46,884
Alcon, Inc.
3,526,373
0.2
47,868
(2)
Amrize Ltd.
2,340,546
0.1
1,488,137
BP PLC
8,544,362
0.5
45,431
CSL Ltd.
5,976,274
0.3
4,483
(2)
CyberArk Software Ltd.
2,165,961
0.1
86,213
Experian PLC
4,330,233
0.2
48,191
(1)
Ferrovial SE
2,768,111
0.1
383,184
GSK PLC
8,227,716
0.4
844,527
Haleon PLC
3,800,524
0.2
47,868
Holcim AG
4,084,316
0.2
54,145
(1)(2)
James Hardie Industries
PLC
1,004,897
0.1
3,801
(2)
Monday.com Ltd.
736,216
0.0
241,741
Nestle SA
22,200,344
1.2
178,378
Novartis AG, Reg
22,935,556
1.2
20,526
QIAGEN NV
915,535
0.1
65,918
Roche Holding AG
21,949,611
1.2
2,995  Roche Holding AG -
Class BR
1,036,240
0.1
103,674
Sanofi
9,817,324
0.5
51,441
Schneider Electric SE
14,479,250
0.8
552,878
Shell PLC
19,705,139
1.0
14,367
(2)
Spotify Technology SA
10,028,166
0.5
188,690
Stellantis NV (STLAM)
1,751,343
0.1
28,031
Swiss Re AG
5,206,112
0.3
35,203
Tenaris SA
630,773
0.0
178,160,922
9.4
Total Common Stock
(Cost $1,374,131,983)
1,832,460,423
97.1
PREFERRED STOCK : 0.3%
Germany : 0.3%
5,238  Bayerische Motoren
Werke AG
487,906
0.0
10,656
(1)(3)
Dr Ing hc F Porsche AG
516,638
0.0
15,044
Henkel AG & Co. KGaA
1,213,849
0.1
14,329  Porsche Automobil
Holding SE
564,674
0.0
2,453
Sartorius AG
573,456
0.1
19,347
Volkswagen AG
2,097,021
0.1
5,453,544
0.3
Total Preferred Stock
(Cost $6,985,886)
5,453,544
0.3
RIGHTS : 0.0%
Denmark : 0.0%
236,040
(2)
Orsted AS
234,999
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
RIGHTS: (continued)
Italy : 0.0%
976,857
(4)
Telecom Italia SpA/Milano
$ —
0.0
Total Rights
(Cost $593,276)
234,999
0.0
Total Long-Term
Investments
(Cost $1,381,711,145)
1,838,148,966
97.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.1%
Certificates of Deposits : 0.7%
900,000
(5)
Bank of America N.A.,
4.540
%,
02/09/2026 900,861
0.1
900,000
(5)(6)
Barclays Bank PLC,
4.703
%, (SOFRRATE +
0.400%),
12/09/2025 900,479
0.1
900,000
(5)
BNP Paribas S.A.,
4.556
%,
02/26/2026 900,831
0.1
900,000  Canadian Imperial Bank
of Commerce,
4.502
%,
11/12/2025 900,282
0.0
900,000
Citibank N.A.,
4.668
%,
10/23/2025 900,235
0.0
900,000
(5)(6)
Deutsche Bank AG/
New York NY,
4.719
%,
(SOFRRATE + 0.390%),
11/21/2025 900,268
0.0
900,000
(5)
DZ Bank AG,
4.540
%,
02/13/2026 900,131
0.0
900,000  Landesbank Baden-
Wurttemberg,
4.530
%,
11/17/2025 900,175
0.0
900,000
(5)
Landesbank Hessen
Thueringen Girozentrale,
4.390
%,
01/21/2026 900,909
0.1
900,000
(5)
Mitsubishi UFJ Trust &
Banking Corp.,
4.460
%,
03/11/2026 900,505
0.1
900,000
(5)(6)
Mizuho Bank Ltd.,
4.420
%, (SOFRRATE +
0.250%),
01/27/2026 900,295
0.0
900,000  Oversea-Chinese
Banking Corporation Ltd.,
4.543
%,
11/14/2025 900,318
0.1
900,000
(5)(6)
Standard Chartered
Bank,
4.541
%,
(SOFRRATE + 0.260%),
02/06/2026 900,002
0.0
900,000
(5)
Toronto-Dominion Bank,
4.560
%,
02/19/2026 900,904
0.1
Total Certificates of
Deposits
(Cost $12,606,195)
12,606,195
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.9%
13,229,351
(5)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $13,230,877,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$13,494,100, due
08/27/27-09/01/55)
$ 13,229,351
0.7
12,869,649
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%, due
10/01/2025 (Repurchase
Amount $12,871,137,
collateralized by various
U.S. Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$13,127,042, due
08/01/32-06/01/64)
12,869,649
0.7
558,621
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$558,685, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $569,793, due
07/15/26-08/15/54)
558,621
0.0
1,052,466
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%, due
10/01/2025 (Repurchase
Amount $1,052,587,
collateralized by various
U.S. Government
Securities, 4.125%-
4.500%, Market Value
plus accrued interest
$1,073,515, due
12/31/31-05/31/32)
1,052,466
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,599,817
(5)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
09/30/2025, 4.270%, due
10/01/2025 (Repurchase
Amount $6,600,589,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
5.500%, Market Value
plus accrued interest
$6,731,813, due
12/01/29-03/01/55)
$ 6,599,817
0.3
1,455,100
(5)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$1,455,267, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $1,484,202, due
11/18/25-08/15/55)
1,455,100
0.1
468,339
(5)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$468,393, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $477,706, due
10/23/25-08/15/55)
468,339
0.0
Total Repurchase
Agreements
(Cost $36,233,343)
36,233,343
1.9
Commercial Paper : 0.5%
900,000
(5)
Bank of Nova Scotia,
4.330
%,
03/03/2026 900,176
0.1
900,000
(5)
Commonwealth Bank
of Australia,
4.530
%,
02/25/2026 900,040
0.0
900,000
(5)
Federation Des Caisses,
4.420
%,
10/23/2025 897,619
0.0
900,000
(5)
ING (US) Funding LLC,
4.540
%,
11/10/2025 900,088
0.1
500,000
(5)
LLoyds Bank PLC,
4.540
%,
02/06/2026 500,071
0.0
900,000
(5)
National Bank of Canada,
4.650
%,
02/04/2026 900,459
0.1
900,000
(5)
Royal Bank of Canada,
4.320
%,
03/10/2026 900,058
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
900,000  Skandinaviska Enskilda
Banken AB,
4.570
%,
12/11/2025 $ 900,137
0.1
900,000
(5)
Sumitomo Mitsui Trust
Bank Ltd.,
4.410
%,
10/03/2025 899,697
0.0
500,000  Svenska Handelsbanken
AB,
4.510
%,
11/21/2025 500,204
0.0
900,000
Swedbank AB,
4.580
%,
12/10/2025 900,513
0.1
900,000
(5)
TotalEnergies Capital
S.A.,
4.380
%,
01/20/2026 888,750
0.0
Total Commercial Paper
(Cost $9,987,812)
9,987,812
0.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.0%
36,435,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $36,435,000) $ 36,435,000 2.0
Total Short-Term
Investments
(Cost $95,262,350)
95,262,350
5.1
Total Investments in
Securities
(Cost $1,476,973,495) $ 1,933,411,316 102.5
Liabilities in Excess of
Other Assets (47,734,620) (2.5)
Net Assets $ 1,885,676,696 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(7)
Rate shown is the 7-day yield as of September 30, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 24.1%
Industrials 18.8
Health Care 10.6
Consumer Discretionary 9.9
Information Technology 8.1
Consumer Staples 7.4
Materials 5.5
Communication Services 4.8
Utilities 3.3
Energy 3.1
Real Estate 1.8
Short-Term Investments 5.1
Liabilities in Excess of Other Assets (2.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 127,477,453 $ — $ 127,477,453
Austria — 4,611,487 — 4,611,487
Belgium — 15,266,905 — 15,266,905
Brazil — 567,917 — 567,917
Chile — 1,372,419 — 1,372,419
China 774,989 11,335,283 — 12,110,272
Denmark — 34,912,454 — 34,912,454
Finland — 19,741,997 — 19,741,997
France — 171,972,285 — 171,972,285
Germany 1,150,052 173,424,832 — 174,574,884
Hong Kong 2,864,252 32,562,351 — 35,426,603
Ireland 2,003,034 5,929,382 — 7,932,416
Israel 4,774,549 11,944,037 — 16,718,586
Italy — 60,775,797 — 60,775,797
Japan 2,638,812 405,619,130 — 408,257,942
Luxembourg — 2,739,811 — 2,739,811
Macao — 1,758,483 — 1,758,483
Mexico — 661,644 — 661,644
Netherlands — 81,520,567 — 81,520,567
New Zealand 1,573,606 3,373,017 — 4,946,623
Norway — 10,447,712 — 10,447,712
Poland — 288,783 — 288,783
Portugal — 3,471,141 — 3,471,141
Singapore 7,751,694 25,792,233 — 33,543,927
South Africa — 3,959,419 — 3,959,419
South Korea — 513,127 — 513,127
Spain 949,563 62,656,533 — 63,606,096
Sweden — 56,520,863 — 56,520,863
Switzerland — 90,064,686 — 90,064,686
United Kingdom 1,949,240 206,587,962 — 208,537,202
United States 12,930,343 165,230,579 — 178,160,922
Total Common Stock 39,360,134 1,793,100,289 — 1,832,460,423
Preferred Stock — 5,453,544 — 5,453,544
Rights 234,999 — — 234,999
Short-Term Investments 36,435,000 58,827,350 — 95,262,350
Total Investments, at fair value $ 76,030,133 $ 1,857,381,183 $ — $ 1,933,411,316
Liabilities Table
Other Financial Instruments+
Futures $ (43,038) $ — $ — $ (43,038)
Total Liabilities $ (43,038) $ — $ — $ (43,038)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 346 12/19/25 $ 48,185,690 $ (43,038)
$ 48,185,690 $ (43,038)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 529,178,411
Gross Unrealized Depreciation (72,740,591)
Net Unrealized Appreciation $ 456,437,820